SUPPLEMENTARY CASH FLOW INFORMATION - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Cash at bank	$ 146.7	$ 96.2
Bank short-term deposits	2.2	1.2
Total cash and cash equivalents	$ 148.9	$ 97.4	$ 119.9